Note 22 - Maturity of liabilities by lease (Details)	Dec. 31, 2020 EUR (€)
Less Than A Year [Member]
Maturity Of Liabilities By Lease Line Items
Maturity Of Liabilities By Lease	€ 244,000,000
One Year To Three Years [Member]
Maturity Of Liabilities By Lease Line Items
Maturity Of Liabilities By Lease	430,000,000
Three Years To Five Years [Member]
Maturity Of Liabilities By Lease Line Items
Maturity Of Liabilities By Lease	397,000,000
More Than Five Years [Member]
Maturity Of Liabilities By Lease Line Items
Maturity Of Liabilities By Lease	1,602,000,000
Total Member
Maturity Of Liabilities By Lease Line Items
Maturity Of Liabilities By Lease	€ 2,674,000,000